INCOME TAXES - Schedule of deductible temporary differences (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total Unrecognized Deductible Temporary Differences	€ 67,601	€ 55,718
Property and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total Unrecognized Deductible Temporary Differences	1,565	1,660
Goodwill.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total Unrecognized Deductible Temporary Differences	2,519
Right-of-use assets.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total Unrecognized Deductible Temporary Differences	29
Share issuance costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total Unrecognized Deductible Temporary Differences	2,794	3,241
Income tax losses - Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total Unrecognized Deductible Temporary Differences	29,647	22,609
Income tax losses - United Kingdom
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total Unrecognized Deductible Temporary Differences	2,329	1,743
Income tax losses - Malta
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total Unrecognized Deductible Temporary Differences	239	142
Capital tax losses - Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total Unrecognized Deductible Temporary Differences	€ 28,479	€ 26,323